Share-based compensation - Disclosure of maturity analysis of available share options outstanding (Details) - Stock option plans - € / shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in euro per share)	€ 3.44	€ 5.02	€ 4.90
Available shares options outstanding (in shares)	12,472,045	8,550,802	5,776,114
2025
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in euro per share)	€ 3.92
Available shares options outstanding (in shares)	43,655	43,655
2026
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in euro per share)	€ 2.71
Available shares options outstanding (in shares)	14,500	14,500
2027
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in euro per share)	€ 2.85
Available shares options outstanding (in shares)	551,475	551,475
2029
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in euro per share)	€ 3.05
Available shares options outstanding (in shares)	1,596,166	1,770,676
2032
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in euro per share)	€ 6.47
Available shares options outstanding (in shares)	2,339,974	2,750,477
2033
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in euro per share)	€ 5.25
Available shares options outstanding (in shares)	3,005,809	3,420,019
2034
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in euro per share)	€ 2.62
Available shares options outstanding (in shares)	4,920,466	0